Government Grants (Tables)	12 Months Ended
Dec. 31, 2012
Government Grant
	December 31,	December 31,
	2012	2011
	(in thousands)
Received	$3,473	$3,133
Less accumulated amortization	(2,148)	(1,994)
Foreign exchange translation adjustment	337	291
	1,662	1,430
Less current portion	(235)	(79)
	$1,427	$1,351